TYPE                13F-HR/A
PERIOD              12/31/07
FILER
     CIK            0000829882
     CCC            cnh3mid$
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          732-936-2735

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
13F FILED ON FEBRUARY 13,2008 PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT WHICH IS HEREBY WITHDRAWN.


Report for the Calendar Year or Quarter ended: December 31,2007

Check here if Amendment  [ x ]; Amendment Number: 1
  This Amendment  (Check only one.): [ ] is a restatement
                                     [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   12 Linden Place
	     2nd Floor
           Red Bank, NJ 07701


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      732-936-2700

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         November 10, 2008
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Information for which confidential treatment has been requested has been omitted and filed with the Commission.


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          21

Form 13F Information Table Value Total:    $  504,444
                                            (thousands)

List of Other Included Managers:

	No. 1:
	Form 13F File Number: 28-12033
	Name: ValueAct Capital Management, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                     VALUE       SHARES/   SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
       NAME OF ISSUER       TITLE OF CLA    CUSIP    (X$1000)    PRN AMT   PRN  CALLDSCRETN MANAGERS   SOLE    SHARED  NONE
---------------------------------------------------------------------------------------------------------------------- --------
American Capital Strategies PUT         024937954          78,023 2,367,200 SH  PUT SOLE             2,367,200
American Capital Strategies PUT         024937954          17,597   533,900 SH  PUT OTHER      1       533,900
Americredit Corp            PUT         03060R951          22,709 1,775,500 SH  PUT SOLE             1,775,500
Americredit Corp            PUT         03060R951             899    70,300 SH  PUT OTHER      1        70,300
Fairfax Financial Holdings  PUT         303901952          31,474   110,000 SH  PUT SOLE               110,000
Hansen Natural Corp         PUT         411310955          43,993   993,300 SH  PUT SOLE               993,300
Hansen Natural Corp         PUT         411310955           2,715    61,300 SH  PUT OTHER      1        61,300
ITT Educational Services IncPUT         45068B959           4,264    50,000 SH  PUT SOLE                50,000
Jos A Bank Clothiers        PUT         480838951          31,147 1,094,800 SH  PUT SOLE             1,094,800
Jos A Bank Clothiers        PUT         480838951          11,895   418,100 SH  PUT OTHER      1       418,100
Navarre Corp                PUT         639208957           1,013   487,000 SH  PUT SOLE               487,000
Open Text Corp              PUT         683715956          51,537 1,638,700 SH  PUT SOLE             1,638,700
Open Text Corp              PUT         683715956           1,484    47,200 SH  PUT OTHER      1        47,200
Regions Finance Corp        PUT         7591EP950          20,292   858,000 SH  PUT SOLE               858,000
Regions Finance Corp        PUT         7591EP950          17,265   730,000 SH  PUT OTHER      1       730,000
Take Two Interactive SoftwarPUT         874054959           9,266   502,200 SH  PUT SOLE               502,200
Take Two Interactive SoftwarPUT         874054959          21,439 1,162,000 SH  PUT OTHER      1     1,162,000
Temper-Pedic Intl           PUT         88023U951          40,150 1,546,000 SH  PUT SOLE             1,546,000
Temper-Pedic Intl           PUT         88023U951           6,493   250,000 SH  PUT OTHER      1       250,000
Wachovia Corp               PUT         929903952          56,942 1,497,300 SH  PUT SOLE             1,497,300
Wachovia Corp               PUT         929903952          33,847   890,000 SH  PUT OTHER      1       890,000

 /TEXT
 /DOCUMENT
 /SUBMISSION